Federated Institutional High Yield Bond Fund
A Portfolio of Federated Institutional Trust
INSTITUTIONAL SHARES (TICKER FIHBX)
CLASS R6 SHARES (TICKER FIHLX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2016
Please add the following disclosure to the section entitled “Securities in Which the Fund Invests” under the sub-section “Equity Securities” immediately after “Depositary Receipts (A Type of Foreign Equity Security)”:
“Convertible Securities (A Fixed-Income Security)
To the extent the Fund invests in convertible securities, it typically invests in securities that can be exchanged for instruments that are publicly traded or listed on a centralized market or stock exchange. The Fund may receive securities not publicly traded or listed on a centralized market or stock exchange in connection with bankruptcies, restructurings, or other unusual circumstances.”
May 30, 2017

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453855 (5/17)
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